Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 75,000	$ 45,000	$ 45,000
Allowance for loans receivable	55,000	55,000	55,000
Allowance of loans receivable from related party		0	45,000
Debt discount on convertible notes payable, former parent	10,883	43,178
Debt discount on convertible notes payable	760,723
Debt discount on convertible notes payable, related parties	70,806
Debt discount on convertible notes payable	498,178	1,313,259	0
Debt discount on convertible notes payable related party	$ 0	$ 233,462	$ 0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,585,226	10,427,803	7,637,855
Common stock, shares outstanding	11,585,226	10,427,803	7,637,855